Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Formation and operating costs	$ (4,888,124)	$ (5,204,970)
Loss from operations	(4,888,124)	(5,204,970)
Other income (expense):
Interest earned on investments held in Trust Account	6,125,038	37,665
Deferred offering cost forgiveness	150,262
Offering costs allocated to warrant liabilities		(782,812)
Change in fair value of Forward Purchase Agreements	(649,058)	232,789
Change in fair value of warrant liabilities	19,997,306	5,465,695
Income (loss) before income tax expense	20,735,424	(251,633)
Income tax expense	(1,501,714)
Net income (loss)	$ 19,233,710	$ (251,633)
Class A common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares)	42,500,000	35,224,658
Weighted average shares outstanding, diluted (in shares)	42,500,000	35,224,658
Basic net income per common stock	$ 0.36	$ (0.01)
Diluted net income per common stock	$ 0.36	$ (0.01)
Class B common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares)	10,625,000	10,589,629
Weighted average shares outstanding, diluted (in shares)	10,625,000	10,589,629
Basic net income per common stock	$ 0.36	$ (0.01)
Diluted net income per common stock	$ 0.36	$ (0.01)